VictoryShares WestEnd Global Equity ETF Average Annual Total Returns	12 Months Ended	18 Months Ended		39 Months Ended	60 Months Ended	102 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.13%		24.11%	14.42%	14.76%	14.97%	14.82%
VictoryShares WestEnd Global Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent	21.18%	16.59%	[1]
VictoryShares WestEnd Global Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.69%	16.05%	[1]
VictoryShares WestEnd Global Equity ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.71%	12.64%	[1]

[1]	Inception date is June 21, 2024.